Intangible assets	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Intangible assets

Note 13 – Intangible assets

a)	Composition of intangibles assets as of December 31, 2022 and 2021 is as follows:

		Average
		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2022	balance	amortization	31, 2022
			MCh$	MCh$	MCh$	MCh$
Software or computer programs	6	2	142,536	304,260	(145,583)	158,677
Goodwill from business combinations			492,512	492,512	—	492,512
Other intangible assets arising from business combinations	9	2	64,296	189,044	(146,443)	42,601
Totals			699,344	985,816	(292,026)	693,790

		Average
		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2021	balance	amortization	31, 2021
			MCh$	MCh$	MCh$	MCh$
Software or computer programs	6	3	140,180	268,047	(125,511)	142,536
Goodwill from business combinations			492,512	492,512	—	492,512
Other intangible assets arising from business combinations	9	3	85,991	189,044	(124,748)	64,296
Totals			718,683	949,603	(250,259)	699,344

b)	Movements on gross balances of intangible assets as of December 31, 2022 and 2021 are as follows:

	Software or	Goodwill from	Other intangible assets
	computer	business	arising from
	programs	combinations	business combinations	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	268,047	492,512	189,044	949,603
Additions	49,918	—	—	49,918
Disposals	(806)	—	—	(806)
Exchange differences	(12,575)	—	—	(12,575)
Others	(324)	—	—	(324)
Ending balances as of December 31, 2022	304,260	492,512	189,044	985,816

	Software or	Goodwill from	Other intangible assets
	computer	business	arising from
	programs	combinations	business combinations	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	238,609	492,512	189,044	920,165
Additions	38,624	—	—	38,624
Disposals	(14,828)	—	—	(14,828)
Exchange differences	1,224	—	—	1,224
Others	4,418	—	—	4,418
Ending balances as of December 31, 2021	268,047	492,512	189,044	949,603

Note 13 – Intangible assets, continued

c)	Movements on accumulated amortization of intangible assets for the years ended December 31, 2022 and 2021 are as follows:

	Software or	Goodwill	Other intangible assets
	computer	from business	arising from
	programs	combinations	business combinations	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2022	(125,511)	—	(124,748)	(250,259)
Amortization for the year	(33,021)	—	(21,695)	(54,716)
Exchange differences	7,728	—	—	7,728
Others	5,221	—	—	5,221
Ending balances as of December 31, 2022	(145,583)	—	(146,443)	(292,026)

	Software or	Goodwill	Other intangible assets
	computer	from business	arising from
	programs	combinations	business combinations	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2021	(98,429)	—	(103,053)	(201,482)
Amortization for the year	(34,096)	—	(21,695)	(55,791)
Exchange differences	(994)	—	—	(994)
Others	8,008	—	—	8,008
Ending balances as of December 31, 2021	(125,511)	—	(124,748)	(250,259)

d) Impairment

As required by International Accounting Standard 36 “Impairment of assets”, the Bank performs at the end of each reporting period an evaluation of the impairment indicators that affect the determination of the recoverable amount of its assets.

As of December 31, 2022 and 2021, no indications of impairment have been identified that affect the balances of intangible assets.

Goodwill and indefinite useful life intangible assets, the recoverable amount is estimated on annual basis, as described on Note 1.p) . Further revelations on the recoverable amount estimated are presentes on Note 32 b).

e) Restrictions

Banco Itaú Chile and its subsidiaries have no restrictions on intangible assets as of December 31, 2022 and 2021. In addition, no intangible assets have been pledged as collateral to secure the fulfillment of any obligations.